Commitments and contingencies (Narrative) (Details)	Dec. 31, 2012 Financial Guarantee [Member] Short-term bank loans [Member] USD ($)	Dec. 31, 2012 Financial Guarantee [Member] Short-term bank loans [Member] CNY	Dec. 31, 2012 Financial Guarantee [Member] Short-term bank loans [Member] Granaries [Member] USD ($)	Dec. 31, 2012 Financial Guarantee [Member] Short-term bank loans [Member] Granaries [Member] CNY	Dec. 31, 2012 Property, plant and equipment [Member] CNY	Dec. 31, 2011 Property, plant and equipment [Member] CNY	Dec. 31, 2012 Corn [Member] USD ($)	Dec. 31, 2012 Corn [Member] CNY	Dec. 31, 2011 Corn [Member] CNY
Unrecorded Unconditional Purchase Obligation [Line Items]
Purchase obligations						10,500,702	$ 67,970,885	427,231,000	841,465,000
Guarantor Obligations [Line Items]
Guaranteed amount	$ 81,520,961	512,400,000	$ 65,611,328	412,400,000